Segment Information (Schedule Of Reportable Segment Data) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Operating revenues	$ 125,720		$ 74,595		$ 8,355
Operating revenues - related party	113,743		131,225		105,235
Product purchases	23,853	[1]	38,787
Product purchases - related party	15,152	[1]
Operations and maintenance expense	43,108	[1]	36,303		25,702
General and administrative expense	29,582	[1]	24,153		17,657
Gain from exchange of property, plant and equipment		[1]	1,106
EBITDA	127,768		107,683		70,231
Goodwill	95,031	[1]	93,628
Total assets	1,610,469	[1]	1,026,892		570,627
Capital expenditures	52,572	[1]	48,405		69,069
Barnett Shale [Member]
Segment Reporting Information [Line Items]
Operating revenues	20,396	[2]	8,859		8,355
Operating revenues - related party	112,637	[2]	131,225		105,235
Product purchases	125	[2]
Operations and maintenance expense	26,881	[2]	25,147		25,702
EBITDA	106,027	[2]	114,937		87,888
Total assets	618,647	[2]	545,656		557,163
Capital expenditures	13,903	[2]	19,999		69,069
Fayetteville Shale [Member]
Segment Reporting Information [Line Items]
Operating revenues	27,498		20,800	[3]
Product purchases	523		1,302	[3]
Operations and maintenance expense	8,537		8,992	[3]
EBITDA	18,438		10,506	[3]
Goodwill	76,767		76,767	[3]
Total assets	300,593		300,338	[3]
Capital expenditures	10,954		17,757	[3]
Granite Wash [Member]
Segment Reporting Information [Line Items]
Operating revenues	39,450		38,213	[3]
Operating revenues - related party	1,106
Product purchases	20,543		33,245	[3]
Product purchases - related party	15,152
Operations and maintenance expense	2,250		1,499	[3]
EBITDA	2,611		3,469	[3]
Goodwill	14,211		16,861	[3]
Total assets	80,876		77,313	[3]
Capital expenditures	4,787		7,960	[3]
Marcellus [Member]
Segment Reporting Information [Line Items]
Operating revenues	25,502	[4]
Operations and maintenance expense	2,491	[4]
EBITDA	23,011	[4]
Total assets	505,816	[4]
Capital expenditures	17,079	[4]
Other [Member]
Segment Reporting Information [Line Items]
Operating revenues	12,874		6,723	[5],[6]
Product purchases	2,662		4,240	[5],[6]
Operations and maintenance expense	2,949		665	[5],[6]
EBITDA	7,263		1,818	[5],[6]
Goodwill	4,053
Total assets	81,862		85,307	[5],[6]
Capital expenditures	4,797		2,041	[5],[6]
Corporate [Member]
Segment Reporting Information [Line Items]
General and administrative expense	29,582		24,153		17,657
Gain from exchange of property, plant and equipment			1,106
EBITDA	(29,582)		(23,047)		(17,657)
Total assets	22,675		18,278		13,464
Capital expenditures	$ 1,052		$ 648

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.
[2]	Includes four months of operating income from the Devon Acquisition, from August 24, 2012 to December 31, 2012, subsequent to acquisition.
[3]	Includes nine months of operating income for Fayetteville and Granite Wash, from April 1, 2011 to December 31, 2011, subsequent to acquisition.
[4]	Includes nine months of operating income from the Antero Acquisition, from March 26, 2012 to December 31, 2012, subsequent to acquisition.
[5]	Includes approximately eleven months of operating income for Las Animas System, from February 16, 2011 to December 31, 2011, subsequent to acquisition.
[6]	Includes two months of operating income for Sabine System, from November 1, 2011 to December 31, 2011, subsequent to acquisition.